Amount Due from Associate	12 Months Ended
Dec. 31, 2021
Amount Due From Associate [Abstract]
AMOUNT DUE FROM ASSOCIATE	NOTE 9 – AMOUNT DUE FROM ASSOCIATE The amount due from Associate is interest free, unsecured with no fixed repayment terms.